UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22875

The 504 Fund

(Exact name of registrant as specified in charter)

1741 Tiburon Drive
Wilmington, North Carolina 28403

(Address of principal executive offices) (Zip code)

Robert O. Judge
The 504 Fund
1741 Tiburon Drive
Wilmington, North Carolina 28403

(Name and address of agent for service)

Registrant's telephone number, including area code: (910) 247-4880

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

THE 504 FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017

The 504 Fund
SCHEDULE OF INVESTMENTS
September 30, 2017 (Unaudited)

Description, State, Acquisition Date	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value

504 First Lien Loans – 102.94%
Hospitality Properties – 23.71%
D S Hospitality, LLC, California, 3/10/2014(a) (b)	1 Year Libor + 5.160% (5.430% Floor)	6.570%	3/15/2044	$1,631,857	$1,601,197	$1,644,509
McDonough Hospitality Plaza, LLC, Georgia, 12/14/2016(b)	6.500% (6.500% Fixed)	5.250%*	9/5/2024	4,502,766	4,500,000	4,491,720
Moses Lake Investors, LLC, Washington, 9/18/2014(b) (c)	Prime + 2.250% (5.500% Floor)	6.500%	10/1/2039	977,123	941,259	978,240
Vaibhav Laxmi, Inc., Illinois, 8/14/2015(b)	5 Year Libor + 4.750% (6.500% Floor)	6.000%*	9/1/2026	1,630,466	1,630,363	1,625,537
YC Anchorage Hotel Group, L.P., Alaska, 5/8/2014(a) (b)	3 Year Libor + 5.180% (6.180% Floor)	6.064%*	5/15/2044	2,787,653	2,789,101	2,758,756

Total Hospitality Properties						11,498,762

Multi-Purpose Properties – 79.23%
1250 Philadelphia, LLC, California, 10/3/2014(a) (b)	5 Year Libor + 4.000% (5.930% Floor)	5.930%	10/15/2039	2,500,561	2,410,244	2,470,790
413 East 53rd Street, LLC, New York, 2/4/2014(b)	3 Year Libor + 4.170% (4.950% Floor)	6.187%	2/1/2044	1,661,322	1,634,665	1,697,992
7410-7428 Bellaire, LLC, California, 8/22/2014(a) (b)	5 Year Libor + 4.000% (5.780% Floor)	5.780%	9/15/2039	2,394,340	2,308,396	1,982,658
77 West Mount Pleasant Avenue, LLC, New Jersey, 4/30/2015(b)	3 Year Libor + 4.000% (5.125% Floor)	5.125%	5/1/2040	331,723	317,307	318,084
AKT Elevon Partners, LLC, California, 9/17/2015(b)	5 Year Libor + 3.880% (5.700% Floor)	4.970%*	10/1/2045	4,187,846	4,190,328	4,144,569
Anthony Ghostine, Kristina J. Ghostine, California, 12/1/2014(b)	3 Year Libor + 5.150% (6.300% Floor)	5.150%*	12/1/2044	391,955	391,955	391,179
BT Vineland, LLC, California, 1/5/2015(a) (b)	3 Year Libor + 5.400% (6.740% Floor)	5.340%*	1/1/2045	922,665	923,158	924,386
CBERT Rifle, LLC, Utah, 7/23/2015(b)	5 Year Libor + 4.250% (5.147% Floor)	6.081%	9/1/2037	1,365,844	1,325,843	1,357,080
CBERT Williston, LLC, Colorado, 9/18/2015(b)	5 Year Libor + 4.250% (5.132% Floor)	5.132%	1/1/2038	1,253,558	1,215,374	1,237,446
CV Investment Properties, LLC, Arizona, 5/29/2014(a) (b)	5 Year Libor + 4.750% (6.000% Floor)	6.270%	10/30/2038	636,739	605,736	626,465
Greenland Group US, LLC, New Jersey, 6/25/2014(b)	6.375% (6.375% Floor)	6.375%	2/1/2037	232,988	221,648	229,315
Grigorian Investments, LLC, California, 9/2/2014(b)	5 Year Libor +4.500% (6.330% Floor)	6.330%	9/15/2039	531,543	516,351	524,277
Marcus D. Chu, Tracey Chu, California, 3/13/2015(b)	5 Year Libor + 4.750% (6.586% Floor)	6.586%	3/10/2040	1,779,672	1,696,491	1,741,312

The 504 Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017 (Unaudited)

Description, State, Acquisition Date	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value

504 FIRST LIEN LOANS (Continued)
Multi-Purpose Properties (CONTINUED)
Mariano D. Cibran, Florida, 5/23/2016(b)	3 Year Libor + 5.160% (6.160% Floor)	6.240%	6/1/2046	$1,298,426	$1,256,319	$1,266,282
None of Your Business, LLC, Illinois, 9/11/2014(b)	3 Year Libor + 5.000% (6.250% Floor)	6.578%	9/15/2044	498,193	481,651	482,186
Palomar Oaks Corp., California, 1/30/2014(b)	5 Year Libor + 4.500% (6.280% Floor)	6.280%	2/1/2039	1,300,406	1,277,892	1,280,423
PATC, LLC, California, 8/19/2014(a) (b)	3 Year Libor + 3.250% (4.360% Floor)	4.967%	9/15/2044	3,957,730	3,921,069	3,934,126
PennRose Studios, LLC, California, 12/17/2014(a) (b)	3 Year Libor + 5.400% (6.630% Floor)	5.230%*	1/1/2045	887,662	889,013	883,048
Rayr Holdings, LLC, California, 7/31/2015(b)	3 Year Libor + 5.775% (7.025% Floor)	7.025%	7/1/2045	950,451	905,404	920,597
Ruby View Investments, LLC, Oregon, 5/15/2014(b)	5 Year Libor + 4.000% (6.500% Floor)	6.500%	6/26/2037	2,065,257	1,974,557	2,019,202
Rug Palace, Inc. dba Rug Palace Expo, California, 2/27/2014(b)	Prime + 2.250% (5.500% Floor)	5.370%*	2/15/2044	665,313	665,313	673,976
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri, 3/18/2016(b)	1 Month Libor + 4.500%	5.730%	9/12/2023	695,790	686,840	696,408
Shiv Shakti Investments, LLC, Georgia, 6/20/2017(b)	6.500% (6.500% Fixed)	5.250%*	12/15/2024	1,753,572	1,750,000	1,741,530
South Washington Street Realty, LLC, Indiana, 7/21/2016(b)	3 Year Libor + 5.160% (5.910% Floor)	6.035%	7/1/2046	306,397	295,890	295,162
Stanley Avenue Realty, LLC, New York, 9/17/2014(a) (b)	4 Year Libor + 3.720% (5.370% Floor)	4.770%*	9/15/2044	1,860,629	1,860,561	1,865,212
Storage Fit, LLC, California, 2/12/2015(b)	5 Year Libor + 5.750% (7.390% Floor)	5.140%*	3/1/2045	410,719	411,056	409,070
Summers Holdings, LLC, Missouri, 3/18/2016(b)	1 Month Libor + 2.850%	4.080%	4/15/2021	488,414	481,942	489,061
Watson Kellogg Property, LLC, Washington, 2/9/2015(a) (b)	5 Year Libor + 4.250% (5.700% Floor)	5.920%	6/1/2040	653,347	625,653	640,149
Watson Osburn Property, LLC, Washington, 2/9/2015(a) (b)	5 Year Libor + 4.250% (5.700% Floor)	5.880%	6/1/2040	523,008	500,024	511,619
Watson RathDrum Property, LLC, Washington, 2/9/2015(a) (b)	5 Year Libor + 4.250% (5.700% Floor)	5.920%	6/1/2040	1,367,228	1,313,390	1,343,822
ZC Park, LLC, Arizona, 10/17/2014(b)	5 Year Libor + 4.000% (5.880% Floor)	5.880%	10/15/2044	1,358,257	1,296,744	1,319,540

Total Multi-Purpose Properties						38,416,966

Total 504 First Lien Loans (identified cost of $50,761,420)						$49,915,728

The 504 Fund
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017 (Unaudited)

	Shares	Fair Value

Short-Term Investments – 0.87%
Federated Government Obligations Fund - Institutional Class, 0.89%(d)	422,056	$422,056

Total Short-Term Investments (Cost $422,056)		422,056

Total Investments – 103.81% (Cost $51,183,476 )		50,337,784
Liabilities in Excess of Other Assets – (3.81)%		(1,846,751)

Total Net Assets –100.00%		$48,491,033

(a)	All or portion of these 504 First Lien Loans may serve as collateral for any debt extended on the line of credit.
(b)	504 First Lien Loans are restricted as to resale. The cost and fair value as of September 30, 2017 was $50,761,420 and $49,915,728, respectively.
(c)
Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(d)	The rate shown is the annualized 7-day yield as of September 30, 2017.
*	The effective rate is net of a sub-servicing fee collected on the 504 First Lien Loan by the selling agent. As a result, the effective rate may be less than the 504 First Lien Loan floor rate.

Investment Valuation – Investments for which market quotations are readily available are valued at current fair value, and all other investments are valued at fair value as determined in good faith by the Board of Trustees (the “Board”) of The 504 Fund (the “Fund”) in accordance with the policies and procedures (the “Valuation Procedures”) adopted by the Board. The Board has a standing valuation committee (the “Valuation Committee”) that is composed of members of the Adviser, the Board chairman and the Fund’s other officers, as appointed by the Board. The Valuation Committee operates under the Valuation Procedures approved by the Board. The Fund’s Valuation Committee makes quarterly reports to the Board concerning investments for which market quotations are not readily available. Investments in money market funds (short term investments) are valued at the closing NAV per share.

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Hospitality Properties	$-	$-	$11,498,762	$11,498,762
Multi-purpose Properties	-	-	38,416,966	38,416,966
Short-Term Investment	422,056	-	-	422,056
Total	$422,056	$-	$49,915,728	$50,337,784

*	For the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s Policy to recognize transfers in and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments	Balance as of June 30, 2017	Purchase and funding of investments	Proceeds from principal payments*	Net realized gain on investments	Net change in unrealized appreciation (depreciation) on investments	Amortization of discount and premium	Balance as of September 30, 2017
Hospitality Properties	$11,515,538	$-	$(23,521)	$-	$7,054	$(309)	$11,498,762
Multipurpose Properties	38,872,117	-	(198,816)	-	(251,448)	(4,887)	38,416,966
Total Investments	$50,387,655	$-	$(222,337)	$-	$(244,394)	$(5,196)	$49,915,728

*	Inclusive of net realized paydown losses

Change in unrealized (depreciation) from Level 3 investments held at September 30, 2017 is ($244,394).

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30 2017:

Type of Level 3 Investment	Fair Value as of September 30, 2017	Valuation Technique	Unobservable Inputs	Weighted Average	Range	Impact to Fair Value from an Increase in Input

Hospitality Properties	$11,498,762	Discounted Cash Flows	Purchase Price	$100.61	$100 - 104	Decrease**
			Debt Service Coverage Ratio	1.73	1.25 - 2.74	N/A*
			Effective Loan to Value Ratio	46.7%	42% - 53%	Decrease
			Average Personal Credit Score	721	687-761	N/A*

Multipurpose Properties	38,416,966	Discounted Cash Flows	Purchase Price	$102.338	$100 - 105	Decrease**
			Debt Service Coverage Ratio	1.58	0.78 - 4.88	N/A*
			Effective Loan to Value Ratio	50.57%	39% - 64%	Decrease
			Average Personal Credit Score	754	685 - 819	N/A*

Total Level 3 Investments	$49,915,728

*	A decrease in the input would result in a decrease in fair value.
**	An increase in the spread from the Fund's purchase price to the benchmark utilized within the fair value methodology would result in a decrease in fair value

Federal Income Taxes
At September 30, 2017, the cost of investments on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$51,183,476

Gross unrealized appreciation	$66,670
Gross unrealized depreciation	(912,362)

Net unrealized appreciation/(depreciation) on investments	$(845,692)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The 504 Fund

By (Signature and Title)	/s/ Robert O. Judge
Robert O. Judge, President
(principal executive officer)

Date	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert O. Judge
Robert O. Judge, President
(principal executive officer)

Date	November 21, 2017

By (Signature and Title)	/s/ Dean Pelos
Dean Pelos, Chief Compliance Officer
(principal financial officer)

Date	November 21, 2017